Fees Summary	Jul. 31, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,223,000
Previously Paid Amount	0.00
Total Fee Amount	307.00
Total Offset Amount	0.00
Net Fee	307.00
Narrative - Max Aggregate Offering Price	$ 2,223,000
Final Prospectus	true